Patient Fees Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Patient Fees Receivable
Patient Fees Receivable

Note 5: Patient Fees Receivable

Patient fees receivable is included in Clinic Fees and Insurance Receivables in the Company’s Condensed Consolidated Balance Sheets and consisted of the following categories for each of the periods ended September 30, 2021 and December 31, 2020, presented below:

	Unaudited
	September 30, 2021	December 31, 2020
Total Receivables: Gross	$2,098,575	$662,526
Less: Contractual Allowances	(1,799,004)	(302,137)
Receivables Net of Contractual Allowances	299,571	360,389

Commercial	129,742	203,201
Medicare / Medicaid	147,635	109,996
Self Pay	22,194	47,192
Receivables Net of Contractual Allowances	$299,571	$360,389

Note 6: Patient Fees Receivable

Patient fees receivable is included in Clinic Fees and Insurance Receivables in the Company’s Consolidated Balance Sheet and consisted of the following categories for each of the years ending December 31, presented below:

	2019	2020
Total Receivables: Gross	$672,846	$1,041,300
Less: Contractual Allowances	(201,439)	(791,837)
Receivables Net of Contractual Allowances	471,407	249,463
Commercial	205,000	85,504
Medicare / Medicaid	222,992	116,221
Self Pay	43,414	47,739
Receivables Net of Contractual Allowances	$471,406	$249,464